Jul. 01, 2017

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

JPMorgan Limited Duration Bond Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

Supplement dated February 20, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information

dated July 1, 2017, as supplemented

Changes to Sales Charges for Class A Shares purchased on or after March 31, 2018. Effective March 31, 2018 (the “Effective Date”), the Board of Trustees of the JPMorgan Short Duration Bond Fund and JPMorgan Limited Duration Bond Fund (the “Funds”) has approved changes to the sales charges for Class A Shares. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, you will no longer be charged a contingent deferred sales charge (“CDSC”) if you redeem Class A Shares of the Funds for which you did not pay a sales charge and JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) or its affiliates will no longer pay a Finder’s Fee with respect to such purchases. Class A Shares purchased prior to March 31, 2018 will continue to be subject to the CDSC schedule currently in effect, which is 0.75% of the purchase price for Class A Shares redeemed or exchanged into a money market fund during the first 18 months after purchase. In connection with these changes, the following changes will be made to the prospectus on the Effective Date:

Fee and Expense Table Changes — On the Effective Date, the second sentence in the Funds’ Summary Prospectuses and Prospectus under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Funds’ Summary Prospectuses and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases prior to March 31, 2018	NONE (under $500,000)	1.00%	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases on or after March 31, 2018	NONE	1.00%	NONE

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE